Schedule 1 (CONDENSED STATEMENTS of CASH FLOW) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net (loss)/income	$ 43,828	$ (4,497)	$ (8,342)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	14,062	27,516	1,088
Net cash (used in) provided by operating activities	60,177	(36,846)	(11,274)
Cash Flows from Investing Activities:
Net cash used in investing activities	(44,979)	(580)	(123)
Cash Flows from Financing Activities:
Cash contribution from owner	10	$ 37,650	$ 11,397
Proceeds from initial public offering, net of offering cost	68,219
Proceeds from concurrent private placement, net of offering cost	9,000
Net cash provided by financing activities	117,021	$ 37,650	$ 11,397
Effect of foreign exchange rate changes	(1,800)	(2)
Net increase in cash and cash equivalents	130,419	$ 222
Cash and cash equivalents, beginning of year	222
Cash and cash equivalents, end of year	130,641	$ 222
YIRENDAI LTD. [Member]
Cash Flows from Operating Activities:
Net (loss)/income	43,828	(4,497)	$ (8,342)
Adjustments to reconcile net loss to net cash used in operating activities
Equity in earnings of subsidiaries and VIEs	(43,880)	$ 4,497	$ 8,342
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	1,135
Net cash (used in) provided by operating activities	1,083
Cash Flows from Investing Activities:
Amounts due from subsidiaries	$ (11,738)
Investment in a subsidiary		$ (37,650)	$ (11,397)
Net cash used in investing activities	$ (11,738)	(37,650)	(11,397)
Cash Flows from Financing Activities:
Cash contribution from owner	10	$ 37,650	$ 11,397
Proceeds from initial public offering, net of offering cost	68,219
Proceeds from concurrent private placement, net of offering cost	9,000
Net cash provided by financing activities	77,229	$ 37,650	$ 11,397
Effect of foreign exchange rate changes	(84)
Net increase in cash and cash equivalents	$ 66,490
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year	$ 66,490